Accounting Policies - New standards and interpretations issued (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of initial application of standards or interpretations [line items]
Revenue	$ 4,543	$ 4,254	$ 4,174
Gold income	4,356	4,085	4,015
Cost of sales	(3,582)	(3,263)	(3,294)
Gain (loss) on non-hedge derivatives and other commodity contracts	10	19	(7)
Gross profit	$ 784	$ 841	$ 714
Gross profit %	18.00%	20.59%	17.78%
By-products revenue	$ 154	$ 138	$ 127
In Accordance With IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Revenue	4,543	4,254	4,174
Gold income	4,510	4,223	4,142
Cost of sales	(3,736)	(3,401)	(3,421)
Gain (loss) on non-hedge derivatives and other commodity contracts	10	19	(7)
Gross profit	$ 784	$ 841	$ 714
Gross profit %	17.38%	19.91%	17.24%